Subsequent events (Details) (USD $)	12 Months Ended			3 Months Ended	1 Months Ended	0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 21, 2015	Apr. 27, 2015	Mar. 02, 2015 sqm
Subsequent Event [Line Items]
Proceeds from other long-term debt	$ 175,592,700	$ 608,703,539	$ 0
Zhengzhou Shengdao Real Estate Co., Ltd. [Member]
Subsequent Event [Line Items]
Percentage of Equity Directly Attributable to the Group	100.00%
Jiangsu Jiajing Real Estate Co Ltd [Member]
Subsequent Event [Line Items]
Percentage of Equity Directly Attributable to the Group	100.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from other long-term debt				369,500,000
Subsequent Event [Member] | Zhengzhou Shengdao Real Estate Co., Ltd. [Member]
Subsequent Event [Line Items]
Percentage of Equity Directly Attributable to the Group				100.00%
Subsequent Event [Member] | Jiangsu Jiajing Real Estate Co Ltd [Member] | Loan from The Bank of East Asia [Member]
Subsequent Event [Line Items]
Proceeds from debt borrowings					73,500,000
Subsequent Event [Member] | Shandong Highway Shengxuan Real Estate Development Co., Ltd. [Member]
Subsequent Event [Line Items]
Equity interest acquired						82.00%
Cash consideration paid						$ 14,113,417
Area of real estate property						261,583